Summary of Account Balances of Deferred Variable Annuity Contracts with Guarantees Invested in Separate Accounts (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Summarizes account balances of deferred variable annuity
Deferred variable annuity	[1]	$ 58,749	$ 65,650
Bonds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		6,876	7,167
Domestic equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		47,554	53,617
International Equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		3,235	3,874
Total mutual funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		57,665	64,658
Money market funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity		$ 1,084	$ 992

[1]	Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.